INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 9,596	$ 6,649
Work in process	12,205	12,932
Finished goods	7,459	8,102
Inventories	29,260	27,683
Write-offs	$ 4,038	$ 2,551	$ 1,554